Description of Business and Basis of Presentation - Narrative (Details) $ / shares in Units, $ in Thousands	Jun. 09, 2021 USD ($) tradingDay $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Cash proceeds from PIPE investment | $	$ 150,000
Common stock par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Earnout shares (in shares) | shares	7,500,000
Tranche One
Subsidiary, Sale of Stock [Line Items]
Percentage of shares vesting	50.00%
Stock price trigger (in dollars per share) | $ / shares	$ 12.00
Threshold trading days | tradingDay	20
Threshold consecutive trading days | tradingDay	30
Tranche Two
Subsidiary, Sale of Stock [Line Items]
Percentage of shares vesting	50.00%
Stock price trigger (in dollars per share) | $ / shares	$ 14.00
Threshold trading days | tradingDay	20
Threshold consecutive trading days | tradingDay	30
Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares) | shares	15,000,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Cash proceeds from PIPE investment | $	$ 150,000